UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                           Washington, DC  20549

                                FORM 24F-2
                     Annual Notice of Securities Sold
                          Pursuant to Rule 24f-2



Read instructions at end of Form before preparing Form. Please print or type.

1.   Name and address of issuer:

       Dreyfus Premier State Municipal Bond Fund
       200 Park Avenue
       New York, NY  10166

2. The name of each series or class of securities for which this Form is filed (If the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
     classes):    [  X  ]


3.   Investment Company Act File Number:  811-4906

     Securities Act File Number:  33-10238

4(a).     Last day of fiscal year for which this notice is filed:

          April 30, 1999

4(b).     [   ] Check box if this Form is being filed late (i.e. more than
     90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note:     If the Form is being filed late, interest must be paid on the registration fee due.


4(c).     [   ] Check box if this is the last time the issuer will be
filing this Form.

Connecticut Series - Class A
5.   Calculation of registration fee:

      (I) Aggregate sale price of securities sold        $27,763,915
          during the fiscal year pursuant to              ---------------
          section 24(f):

     (ii) Aggregate price of securities redeemed or  $47,956,181
          repurchased during the fiscal year:         ---------------

    (iii) Aggregate price of securities redeemed or  $51,466,466
          repurchased during any PRIOR fiscal year    ---------------
          ending no earlier than October 11, 1995
          that were not previously used to reduce
          registration fees payable to the
          Commission:

     (iv) Total available redemption credits [add        -$99,422,647
          Items 5(ii) and 5(iii):                          --------------

      (v) Net Sales - if Item 5(I) is greater than        $    -0-
          Item 5(iv) [subtract Item 5(iv) from Item       ---------------
          5(i)]:


     (vi) Redemption credits available for use in    $(71,658,732)
          future years -- if Item 5(i) is less than   ---------------
          Item 5(iv) [subtract Item 5(iv) from Item
          5(I)]:

    (vii) Multiplier for determining registration        x   .000278
          fee (See Instruction C.9):                       --------------

   (viii) Registration fee due (multiply Item 5(v)       =$    -0-
          by Item 5(vii) (enter "0" if no fee is           ==============
          due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 2,204,144. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:
     -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                          +$    N/A
                                                              -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                          =$     -0-
                                                              =============
Connecticut Series - Class B
5.   Calculation of registration fee:

      (I) Aggregate sale price of securities sold        $14,332,444
          during the fiscal year pursuant to              ---------------
          section 24(f):

     (ii) Aggregate price of securities redeemed or  $15,340,812
          repurchased during the fiscal year:         ---------------

    (iii) Aggregate price of securities redeemed or  $  -0-
          repurchased during any PRIOR fiscal year    ---------------
          ending no earlier than October 11, 1995
          that were not previously used to reduce
          registration fees payable to the
          Commission:

     (iv) Total available redemption credits [add        -$15,340,812
          Items 5(ii) and 5(iii):                          --------------

      (v) Net Sales - if Item 5(I) is greater than        $    -0-
          Item 5(iv) [subtract Item 5(iv) from Item       ---------------
          5(i)]:


     (vi) Redemption credits available for use in    $(1,008,368)
          future years -- if Item 5(i) is less than   ---------------
          Item 5(iv) [subtract Item 5(iv) from Item
          5(I)]:

    (vii) Multiplier for determining registration        x   .000278
          fee (See Instruction C.9):                       --------------

   (viii) Registration fee due (multiply Item 5(v)       =$     -0-
          by Item 5(vii) (enter "0" if no fee is           ==============
          due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                          +$    N/A
                                                              -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                          =$     -0-
                                                              =============
Connecticut Series - Class C
5.   Calculation of registration fee:

      (I) Aggregate sale price of securities sold        $2,596,080
          during the fiscal year pursuant to              ---------------
          section 24(f):

     (ii) Aggregate price of securities redeemed or  $194,500
          repurchased during the fiscal year:         ---------------

    (iii) Aggregate price of securities redeemed or  $    -0-
          repurchased during any PRIOR fiscal year    ---------------
          ending no earlier than October 11, 1995
          that were not previously used to reduce
          registration fees payable to the
          Commission:

     (iv) Total available redemption credits [add        -$194,500
          Items 5(ii) and 5(iii):                          --------------

      (v) Net Sales - if Item 5(I) is greater than        $2,401,580
          Item 5(iv) [subtract Item 5(iv) from Item       ---------------
          5(i)]:


     (vi) Redemption credits available for use in    $(-0-)
          future years -- if Item 5(i) is less than   ---------------
          Item 5(iv) [subtract Item 5(iv) from Item
          5(I)]:

    (vii) Multiplier for determining registration        x   .000278
          fee (See Instruction C.9):                       --------------

   (viii) Registration fee due (multiply Item 5(v)       =$667.64
          by Item 5(vii) (enter "0" if no fee is           ==============
          due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                          +$    N/A
                                                              -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                            =$  667.64
                                                              =============

Florida Series - Class A
5.   Calculation of registration fee:

      (I) Aggregate sale price of securities sold        $    -0-
          during the fiscal year pursuant to              ---------------
          section 24(f):

     (ii) Aggregate price of securities redeemed or  $27,626,849
          repurchased during the fiscal year:         ---------------

    (iii) Aggregate price of securities redeemed or  $77,389,600
          repurchased during any PRIOR fiscal year    ---------------
          ending no earlier than October 11, 1995
          that were not previously used to reduce
          registration fees payable to the
          Commission:

     (iv) Total available redemption credits [add        -$105,016,449
          Items 5(ii) and 5(iii):                          --------------

      (v) Net Sales - if Item 5(I) is greater than        $   -0-
          Item 5(iv) [subtract Item 5(iv) from Item       ---------------
          5(i)]:


     (vi) Redemption credits available for use in    $(105,016,449)
          future years -- if Item 5(i) is less than   ---------------
          Item 5(iv) [subtract Item 5(iv) from Item
          5(I)]:

    (vii) Multiplier for determining registration        x   .000278
          fee (See Instruction C.9):                       --------------

   (viii) Registration fee due (multiply Item 5(v)       =$   -0-
          by Item 5(vii) (enter "0" if no fee is           ==============
          due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 728,731. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:
     3,868,155.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                          +$    N/A
                                                              -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                          =$      -0-
                                                              =============

Florida Series - Class B
5.   Calculation of registration fee:

      (I) Aggregate sale price of securities sold        $2,496,924
          during the fiscal year pursuant to              ---------------
          section 24(f):

     (ii) Aggregate price of securities redeemed or  $8,078,978
          repurchased during the fiscal year:         ---------------

    (iii) Aggregate price of securities redeemed or  $7,261,414
          repurchased during any PRIOR fiscal year    ---------------
          ending no earlier than October 11, 1995
          that were not previously used to reduce
          registration fees payable to the
          Commission:

     (iv) Total available redemption credits [add        -$15,340,392
          Items 5(ii) and 5(iii):                          --------------

      (v) Net Sales - if Item 5(I) is greater than        $     -0-
          Item 5(iv) [subtract Item 5(iv) from Item       ---------------
          5(i)]:


     (vi) Redemption credits available for use in    $(12,843,468)
          future years -- if Item 5(i) is less than   ---------------
          Item 5(iv) [subtract Item 5(iv) from Item
          5(I)]:

    (vii) Multiplier for determining registration        x   .000278
          fee (See Instruction C.9):                       --------------

   (viii) Registration fee due (multiply Item 5(v)       =$     -0-
          by Item 5(vii) (enter "0" if no fee is           ==============
          due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.




7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                          +$    N/A
                                                              -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                          =$      -0-
                                                              =============

Florida Series - Class C
5.   Calculation of registration fee:

      (I) Aggregate sale price of securities sold        $296,235
          during the fiscal year pursuant to              ---------------
          section 24(f):

     (ii) Aggregate price of securities redeemed or  $261,074
          repurchased during the fiscal year:         ---------------

    (iii) Aggregate price of securities redeemed or  $   -0-
          repurchased during any PRIOR fiscal year    ---------------
          ending no earlier than October 11, 1995
          that were not previously used to reduce
          registration fees payable to the
          Commission:

     (iv) Total available redemption credits [add        -$ 261,074
          Items 5(ii) and 5(iii):                          --------------

      (v) Net Sales - if Item 5(I) is greater than        $   35,161
          Item 5(iv) [subtract Item 5(iv) from Item       ---------------
          5(i)]:


     (vi) Redemption credits available for use in    $(-0-)
          future years -- if Item 5(i) is less than   ---------------
          Item 5(iv) [subtract Item 5(iv) from Item
          5(I)]:

    (vii) Multiplier for determining registration        x   .000278
          fee (See Instruction C.9):                       --------------

   (viii) Registration fee due (multiply Item 5(v)       =$    9.77
          by Item 5(vii) (enter "0" if no fee is           ==============
          due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                          +$    N/A
                                                              -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                          =$    9.77
                                                              =============
Georgia Series - Class A
5.   Calculation of registration fee:

      (I) Aggregate sale price of securities sold        $1,386,872
          during the fiscal year pursuant to              ---------------
          section 24(f):

     (ii) Aggregate price of securities redeemed or  $  784,843
          repurchased during the fiscal year:         ---------------

    (iii) Aggregate price of securities redeemed or  $5,528,083
          repurchased during any PRIOR fiscal year    ---------------
          ending no earlier than October 11, 1995
          that were not previously used to reduce
          registration fees payable to the
          Commission:

     (iv) Total available redemption credits [add        -$6,312,926
          Items 5(ii) and 5(iii):                          --------------

      (v) Net Sales - if Item 5(I) is greater than        $   -0-
          Item 5(iv) [subtract Item 5(iv) from Item       ---------------
          5(i)]:


     (vi) Redemption credits available for use in    $(4,926,054)
          future years -- if Item 5(i) is less than   ---------------
          Item 5(iv) [subtract Item 5(iv) from Item
          5(I)]:

    (vii) Multiplier for determining registration        x   .000278
          fee (See Instruction C.9):                       --------------

   (viii) Registration fee due (multiply Item 5(v)       =$   -0-
          by Item 5(vii) (enter "0" if no fee is           ==============
          due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:134,430. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                          +$    N/A
                                                              -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                          =$     -0-
                                                              =============



Georgia Series - Class B
5.   Calculation of registration fee:

      (I) Aggregate sale price of securities sold        $929,093
          during the fiscal year pursuant to              ---------------
          section 24(f):

     (ii) Aggregate price of securities redeemed or  $6,162,616
          repurchased during the fiscal year:         ---------------

    (iii) Aggregate price of securities redeemed or  $3,348,014
          repurchased during any PRIOR fiscal year    ---------------
          ending no earlier than October 11, 1995
          that were not previously used to reduce
          registration fees payable to the
          Commission:

     (iv) Total available redemption credits [add        -$9,510,630
          Items 5(ii) and 5(iii):                          --------------

      (v) Net Sales - if Item 5(I) is greater than        $   -0-
          Item 5(iv) [subtract Item 5(iv) from Item       ---------------
          5(i)]:


     (vi) Redemption credits available for use in    $(8,581,537)
          future years -- if Item 5(i) is less than   ---------------
          Item 5(iv) [subtract Item 5(iv) from Item
          5(I)]:

    (vii) Multiplier for determining registration        x   .000278
          fee (See Instruction C.9):                       --------------

   (viii) Registration fee due (multiply Item 5(v)       =$    -0-
          by Item 5(vii) (enter "0" if no fee is           ==============
          due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                          +$    N/A
                                                              -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                          =$     -0-
                                                              =============

Georgia Series - Class C
5.   Calculation of registration fee:

      (I) Aggregate sale price of securities sold        $  35,811
          during the fiscal year pursuant to              ---------------
          section 24(f):

     (ii) Aggregate price of securities redeemed or  $32,325
          repurchased during the fiscal year:         ---------------

    (iii) Aggregate price of securities redeemed or  $64,166
          repurchased during any PRIOR fiscal year    ---------------
          ending no earlier than October 11, 1995
          that were not previously used to reduce
          registration fees payable to the
          Commission:

     (iv) Total available redemption credits [add        -$  96,491
          Items 5(ii) and 5(iii):                          --------------

      (v) Net Sales - if Item 5(I) is greater than        $    -0-
          Item 5(iv) [subtract Item 5(iv) from Item       ---------------
          5(i)]:


     (vi) Redemption credits available for use in    $(60,680)
          future years -- if Item 5(i) is less than   ---------------
          Item 5(iv) [subtract Item 5(iv) from Item
          5(I)]:

    (vii) Multiplier for determining registration        x   .000278
          fee (See Instruction C.9):                       --------------

   (viii) Registration fee due (multiply Item 5(v)       =$     -0-
          by Item 5(vii) (enter "0" if no fee is           ==============
          due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                          +$    N/A
                                                              -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                          =$     -0-
                                                              =============

Maryland Series - Class A
5.   Calculation of registration fee:

      (I) Aggregate sale price of securities sold        $    -0-
          during the fiscal year pursuant to              ---------------
          section 24(f):

     (ii) Aggregate price of securities redeemed or  $26,068,594
          repurchased during the fiscal year:         ---------------

    (iii) Aggregate price of securities redeemed or  $48,485,160
          repurchased during any PRIOR fiscal year    ---------------
          ending no earlier than October 11, 1995
          that were not previously used to reduce
          registration fees payable to the
          Commission:

     (iv) Total available redemption credits [add        -$74,553,754
          Items 5(ii) and 5(iii):                          --------------

      (v) Net Sales - if Item 5(I) is greater than        $    -0-
          Item 5(iv) [subtract Item 5(iv) from Item       ---------------
          5(i)]:


     (vi) Redemption credits available for use in    $(74,553,754)
          future years -- if Item 5(i) is less than   ---------------
          Item 5(iv) [subtract Item 5(iv) from Item
          5(I)]:

    (vii) Multiplier for determining registration        x   .000278
          fee (See Instruction C.9):                       --------------

   (viii) Registration fee due (multiply Item 5(v)       =$    -0-
          by Item 5(vii) (enter "0" if no fee is           ==============
          due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 2,286,313. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:
     1,736,497.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                          +$    N/A
                                                              -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                          =$     -0-
                                                              =============

Maryland Series - Class B
5.   Calculation of registration fee:

      (I) Aggregate sale price of securities sold        $18,847,222
          during the fiscal year pursuant to              ---------------
          section 24(f):

     (ii) Aggregate price of securities redeemed or  $ 8,588,072
          repurchased during the fiscal year:         ---------------

    (iii) Aggregate price of securities redeemed or  $    -0-
          repurchased during any PRIOR fiscal year    ---------------
          ending no earlier than October 11, 1995
          that were not previously used to reduce
          registration fees payable to the
          Commission:

     (iv) Total available redemption credits [add        -$8,588,072
          Items 5(ii) and 5(iii):                          --------------

      (v) Net Sales - if Item 5(I) is greater than        $10,259,150
          Item 5(iv) [subtract Item 5(iv) from Item       ---------------
          5(i)]:


     (vi) Redemption credits available for use in    $(-0-)
          future years -- if Item 5(i) is less than   ---------------
          Item 5(iv) [subtract Item 5(iv) from Item
          5(I)]:

    (vii) Multiplier for determining registration        x   .000278
          fee (See Instruction C.9):                       --------------

   (viii) Registration fee due (multiply Item 5(v)       =$2,852.04
          by Item 5(vii) (enter "0" if no fee is           ==============
          due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                          +$    N/A
                                                              -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                          =$  2,852.04
                                                              =============

Maryland Series - Class C
5.   Calculation of registration fee:

      (I) Aggregate sale price of securities sold        $2,044,055
          during the fiscal year pursuant to              ---------------
          section 24(f):

     (ii) Aggregate price of securities redeemed or  $385,542
          repurchased during the fiscal year:         ---------------

    (iii) Aggregate price of securities redeemed or  $   -0-
          repurchased during any PRIOR fiscal year    ---------------
          ending no earlier than October 11, 1995
          that were not previously used to reduce
          registration fees payable to the
          Commission:

     (iv) Total available redemption credits [add        -$ 385,542
          Items 5(ii) and 5(iii):                          --------------

      (v) Net Sales - if Item 5(I) is greater than        $1,658,513
          Item 5(iv) [subtract Item 5(iv) from Item       ---------------
          5(i)]:


     (vi) Redemption credits available for use in    $(-0-)
          future years -- if Item 5(i) is less than   ---------------
          Item 5(iv) [subtract Item 5(iv) from Item
          5(I)]:

    (vii) Multiplier for determining registration        x   .000278
          fee (See Instruction C.9):                       --------------

   (viii) Registration fee due (multiply Item 5(v)       =$461.07
          by Item 5(vii) (enter "0" if no fee is           ==============
          due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                          +$    N/A
                                                              -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                          =$   461.07
                                                              =============

Massachusetts Series - Class A
5.   Calculation of registration fee:

      (I) Aggregate sale price of securities sold        $1,406,188
          during the fiscal year pursuant to              ---------------
          section 24(f):

     (ii) Aggregate price of securities redeemed or  $ 7,190,547
          repurchased during the fiscal year:         ---------------

    (iii) Aggregate price of securities redeemed or  $13,846,950
          repurchased during any PRIOR fiscal year    ---------------
          ending no earlier than October 11, 1995
          that were not previously used to reduce
          registration fees payable to the
          Commission:

     (iv) Total available redemption credits [add        -$21,037,497
          Items 5(ii) and 5(iii):                          --------------

      (v) Net Sales - if Item 5(I) is greater than        $    -0-
          Item 5(iv) [subtract Item 5(iv) from Item       ---------------
          5(i)]:


     (vi) Redemption credits available for use in    $(19,631,309)
          future years -- if Item 5(i) is less than   ---------------
          Item 5(iv) [subtract Item 5(iv) from Item
          5(I)]:

    (vii) Multiplier for determining registration        x   .000278
          fee (See Instruction C.9):                       --------------


   (viii) Registration fee due (multiply Item 5(v)       =$    -0-
          by Item 5(vii) (enter "0" if no fee is           ==============
          due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 730,135. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:
     -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                          +$    N/A
                                                              -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                          =$     -0-
                                                              =============

Massachusetts Series - Class B
5.   Calculation of registration fee:

      (I) Aggregate sale price of securities sold        $2,092,065
          during the fiscal year pursuant to              ---------------
          section 24(f):

     (ii) Aggregate price of securities redeemed or  $1,888,781
          repurchased during the fiscal year:         ---------------

    (iii) Aggregate price of securities redeemed or  $  -0-
          repurchased during any PRIOR fiscal year    ---------------
          ending no earlier than October 11, 1995
          that were not previously used to reduce
          registration fees payable to the
          Commission:

     (iv) Total available redemption credits [add        -$1,888,781
          Items 5(ii) and 5(iii):                          --------------

      (v) Net Sales - if Item 5(I) is greater than        $  203,284
          Item 5(iv) [subtract Item 5(iv) from Item       ---------------
          5(i)]:


     (vi) Redemption credits available for use in    $(-0-)
          future years -- if Item 5(i) is less than   ---------------
          Item 5(iv) [subtract Item 5(iv) from Item
          5(I)]:

    (vii) Multiplier for determining registration        x   .000278
          fee (See Instruction C.9):                       --------------

   (viii) Registration fee due (multiply Item 5(v)       =$56.51
          by Item 5(vii) (enter "0" if no fee is           ==============
          due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                          +$    N/A
                                                              -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                          =$  56.51
                                                              =============

Massachusetts Series - Class C
5.   Calculation of registration fee:

      (I) Aggregate sale price of securities sold        $348,457
          during the fiscal year pursuant to              ---------------
          section 24(f):

     (ii) Aggregate price of securities redeemed or  $  -0-
          repurchased during the fiscal year:         ---------------

    (iii) Aggregate price of securities redeemed or  $  -0-
          repurchased during any PRIOR fiscal year    ---------------
          ending no earlier than October 11, 1995
          that were not previously used to reduce
          registration fees payable to the
          Commission:

     (iv) Total available redemption credits [add        -$  -0-
          Items 5(ii) and 5(iii):                          --------------

      (v) Net Sales - if Item 5(I) is greater than        $  348,457
          Item 5(iv) [subtract Item 5(iv) from Item       ---------------
          5(i)]:


     (vi) Redemption credits available for use in    $(-0-)
          future years -- if Item 5(i) is less than   ---------------
          Item 5(iv) [subtract Item 5(iv) from Item
          5(I)]:

    (vii) Multiplier for determining registration        x   .000278
          fee (See Instruction C.9):                       --------------

   (viii) Registration fee due (multiply Item 5(v)       =$  96.87
          by Item 5(vii) (enter "0" if no fee is           ==============
          due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                          +$    N/A
                                                              -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                          =$    96.87
                                                              =============

Michigan Series - Class A
5.   Calculation of registration fee:

      (I) Aggregate sale price of securities sold        $   -0-
          during the fiscal year pursuant to              ---------------
          section 24(f):

     (ii) Aggregate price of securities redeemed or  $18,726,345
          repurchased during the fiscal year:         ---------------

    (iii) Aggregate price of securities redeemed or  $31,321,341
          repurchased during any PRIOR fiscal year    ---------------
          ending no earlier than October 11, 1995
          that were not previously used to reduce
          registration fees payable to the
          Commission:

     (iv) Total available redemption credits [add        -$50,047,686
          Items 5(ii) and 5(iii):                          --------------

      (v) Net Sales - if Item 5(I) is greater than        $   -0-
          Item 5(iv) [subtract Item 5(iv) from Item       ---------------
          5(i)]:


     (vi) Redemption credits available for use in    $(50,047,686)
          future years -- if Item 5(i) is less than   ---------------
          Item 5(iv) [subtract Item 5(iv) from Item
          5(I)]:

    (vii) Multiplier for determining registration        x   .000278
          fee (See Instruction C.9):                       --------------

   (viii) Registration fee due (multiply Item 5(v)       =$    -0-
          by Item 5(vii) (enter "0" if no fee is           ==============
          due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 992,906. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:
     195,090.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                          +$    N/A
                                                              -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                          =$     -0-
                                                              =============

Michigan Series - Class B
5.   Calculation of registration fee:

      (I) Aggregate sale price of securities sold        $6,790,452
          during the fiscal year pursuant to              ---------------
          section 24(f):

     (ii) Aggregate price of securities redeemed or  $5,296,289
          repurchased during the fiscal year:         ---------------

    (iii) Aggregate price of securities redeemed or  $   -0-
          repurchased during any PRIOR fiscal year    ---------------
          ending no earlier than October 11, 1995
          that were not previously used to reduce
          registration fees payable to the
          Commission:

     (iv) Total available redemption credits [add        -$ 5,296,289
          Items 5(ii) and 5(iii):                          --------------

      (v) Net Sales - if Item 5(I) is greater than        $  1,494,163
          Item 5(iv) [subtract Item 5(iv) from Item       ---------------
          5(i)]:


     (vi) Redemption credits available for use in    $(-0-)
          future years -- if Item 5(i) is less than   ---------------
          Item 5(iv) [subtract Item 5(iv) from Item
          5(I)]:

    (vii) Multiplier for determining registration        x   .000278
          fee (See Instruction C.9):                       --------------

   (viii) Registration fee due (multiply Item 5(v)       =$  415.38
          by Item 5(vii) (enter "0" if no fee is           ==============
          due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                          +$    N/A
                                                              -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                          =$   415.38
                                                              =============


Michigan Series - Class C
5.   Calculation of registration fee:

      (I) Aggregate sale price of securities sold        $1,629,508
          during the fiscal year pursuant to              ---------------
          section 24(f):

     (ii) Aggregate price of securities redeemed or  $368,225
          repurchased during the fiscal year:         ---------------

    (iii) Aggregate price of securities redeemed or  $     -0-
          repurchased during any PRIOR fiscal year    ---------------
          ending no earlier than October 11, 1995
          that were not previously used to reduce
          registration fees payable to the
          Commission:

     (iv) Total available redemption credits [add        -$  368,225
          Items 5(ii) and 5(iii):                          --------------

      (v) Net Sales - if Item 5(I) is greater than        $1,261,283
          Item 5(iv) [subtract Item 5(iv) from Item       ---------------
          5(i)]:


     (vi) Redemption credits available for use in    $(-0-)
          future years -- if Item 5(i) is less than   ---------------
          Item 5(iv) [subtract Item 5(iv) from Item
          5(I)]:

    (vii) Multiplier for determining registration        x   .000278
          fee (See Instruction C.9):                       --------------

   (viii) Registration fee due (multiply Item 5(v)       =$   350.64
          by Item 5(vii) (enter "0" if no fee is           ==============
          due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                          +$    N/A
                                                              -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                          =$    350.64
                                                              =============

Minnesota Series - Class A
5.   Calculation of registration fee:

      (I) Aggregate sale price of securities sold        $2,870,980
          during the fiscal year pursuant to              ---------------
          section 24(f):

     (ii) Aggregate price of securities redeemed or  $11,847,645
          repurchased during the fiscal year:         ---------------

    (iii) Aggregate price of securities redeemed or  $24,355,518
          repurchased during any PRIOR fiscal year    ---------------
          ending no earlier than October 11, 1995
          that were not previously used to reduce
          registration fees payable to the
          Commission:

     (iv) Total available redemption credits [add        -$36,203,163
          Items 5(ii) and 5(iii):                          --------------

      (v) Net Sales - if Item 5(I) is greater than        $    -0-
          Item 5(iv) [subtract Item 5(iv) from Item       ---------------
          5(i)]:


     (vi) Redemption credits available for use in    $(33,332,183)
          future years -- if Item 5(i) is less than   ---------------
          Item 5(iv) [subtract Item 5(iv) from Item
          5(I)]:

    (vii) Multiplier for determining registration        x   .000278
          fee (See Instruction C.9):                       --------------

   (viii) Registration fee due (multiply Item 5(v)       =$   -0-
          by Item 5(vii) (enter "0" if no fee is           ==============
          due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 1,119,411. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:
     -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                          +$    N/A
                                                              -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                          =$   -0-
                                                              =============

Minnesota Series - Class B
5.   Calculation of registration fee:

      (I) Aggregate sale price of securities sold        $7,350,075
          during the fiscal year pursuant to              ---------------
          section 24(f):

     (ii) Aggregate price of securities redeemed or  $6,315,442
          repurchased during the fiscal year:         ---------------

    (iii) Aggregate price of securities redeemed or  $    -0-
          repurchased during any PRIOR fiscal year    ---------------
          ending no earlier than October 11, 1995
          that were not previously used to reduce
          registration fees payable to the
          Commission:

     (iv) Total available redemption credits [add        -$6,315,442
          Items 5(ii) and 5(iii):                          --------------

      (v) Net Sales - if Item 5(I) is greater than        $1,034,633
          Item 5(iv) [subtract Item 5(iv) from Item       ---------------
          5(i)]:


     (vi) Redemption credits available for use in    $(      )
          future years -- if Item 5(i) is less than   ---------------
          Item 5(iv) [subtract Item 5(iv) from Item
          5(I)]:

    (vii) Multiplier for determining registration        x   .000278
          fee (See Instruction C.9):                       --------------

   (viii) Registration fee due (multiply Item 5(v)       =$   287.63
          by Item 5(vii) (enter "0" if no fee is           ==============
          due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                          +$    N/A
                                                              -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                          =$   287.63
                                                              =============

Minnesota Series - Class C
5.   Calculation of registration fee:

      (I) Aggregate sale price of securities sold        $797,625
          during the fiscal year pursuant to              ---------------
          section 24(f):

     (ii) Aggregate price of securities redeemed or  $766,008
          repurchased during the fiscal year:         ---------------

    (iii) Aggregate price of securities redeemed or  $    -0-
          repurchased during any PRIOR fiscal year    ---------------
          ending no earlier than October 11, 1995
          that were not previously used to reduce
          registration fees payable to the
          Commission:

     (iv) Total available redemption credits [add        -$ 766,008
          Items 5(ii) and 5(iii):                          --------------

      (v) Net Sales - if Item 5(I) is greater than        $ 31,617
          Item 5(iv) [subtract Item 5(iv) from Item       ---------------
          5(i)]:


     (vi) Redemption credits available for use in    $(      )
          future years -- if Item 5(i) is less than   ---------------
          Item 5(iv) [subtract Item 5(iv) from Item
          5(I)]:

    (vii) Multiplier for determining registration        x   .000278
          fee (See Instruction C.9):                       --------------

   (viii) Registration fee due (multiply Item 5(v)       =$   8.79
          by Item 5(vii) (enter "0" if no fee is           ==============
          due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                          +$    N/A
                                                              -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                          =$      8.79
                                                              =============

New Jersey Series - Class A
5.   Calculation of registration fee:

      (I) Aggregate sale price of securities sold        $1,391,026
          during the fiscal year pursuant to              ---------------
          section 24(f):

     (ii) Aggregate price of securities redeemed or  $648,145
          repurchased during the fiscal year:         ---------------

    (iii) Aggregate price of securities redeemed or  $839,606
          repurchased during any PRIOR fiscal year    ---------------
          ending no earlier than October 11, 1995
          that were not previously used to reduce
          registration fees payable to the
          Commission:

     (iv) Total available redemption credits [add        -$1,487,751
          Items 5(ii) and 5(iii):                          --------------

      (v) Net Sales - if Item 5(I) is greater than        $     -0-
          Item 5(iv) [subtract Item 5(iv) from Item       ---------------
          5(i)]:


     (vi) Redemption credits available for use in    $(96,725)
          future years -- if Item 5(i) is less than   ---------------
          Item 5(iv) [subtract Item 5(iv) from Item
          5(I)]:

    (vii) Multiplier for determining registration        x   .000278
          fee (See Instruction C.9):                       --------------

   (viii) Registration fee due (multiply Item 5(v)       =$   -0-
          by Item 5(vii) (enter "0" if no fee is           ==============
          due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                          +$    N/A
                                                              -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                          =$   -0-
                                                              =============

New Jersey Series - Class B
5.   Calculation of registration fee:

      (I) Aggregate sale price of securities sold        $3,013,746
          during the fiscal year pursuant to              ---------------
          section 24(f):

     (ii) Aggregate price of securities redeemed or  $1,962,099
          repurchased during the fiscal year:         ---------------

    (iii) Aggregate price of securities redeemed or  $    -0-
          repurchased during any PRIOR fiscal year    ---------------
          ending no earlier than October 11, 1995
          that were not previously used to reduce
          registration fees payable to the
          Commission:

     (iv) Total available redemption credits [add        -$1,962,099
          Items 5(ii) and 5(iii):                          --------------

      (v) Net Sales - if Item 5(I) is greater than        $1,051,647
          Item 5(iv) [subtract Item 5(iv) from Item       ---------------
          5(i)]:


     (vi) Redemption credits available for use in    $(-0-)
          future years -- if Item 5(i) is less than   ---------------
          Item 5(iv) [subtract Item 5(iv) from Item
          5(I)]:

    (vii) Multiplier for determining registration        x   .000278
          fee (See Instruction C.9):                       --------------


   (viii) Registration fee due (multiply Item 5(v)    =$ 292.36
          by Item 5(vii) (enter "0" if no fee is        ==============
          due):



6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                          +$    N/A
                                                              -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                          =$   292.36
                                                              =============

New Jersey Series - Class C
5.   Calculation of registration fee:

      (I) Aggregate sale price of securities sold        $260,664
          during the fiscal year pursuant to              ---------------
          section 24(f):

     (ii) Aggregate price of securities redeemed or  $28,097
          repurchased during the fiscal year:         ---------------

    (iii) Aggregate price of securities redeemed or  $    -0-
          repurchased during any PRIOR fiscal year    ---------------
          ending no earlier than October 11, 1995
          that were not previously used to reduce
          registration fees payable to the
          Commission:

     (iv) Total available redemption credits [add        -$28,097
          Items 5(ii) and 5(iii):                          --------------

      (v) Net Sales - if Item 5(I) is greater than        $232,567
          Item 5(iv) [subtract Item 5(iv) from Item       ---------------
          5(i)]:


     (vi) Redemption credits available for use in    $(-0-)
          future years -- if Item 5(i) is less than   ---------------
          Item 5(iv) [subtract Item 5(iv) from Item
          5(I)]:

    (vii) Multiplier for determining registration        x   .000278
          fee (See Instruction C.9):                       --------------

   (viii) Registration fee due (multiply Item 5(v)       =$   64.65
          by Item 5(vii) (enter "0" if no fee is           ==============
          due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                          +$    N/A
                                                              -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                          =$      64.65
                                                              =============

North Carolina Series - Class A
5.   Calculation of registration fee:

      (I) Aggregate sale price of securities sold        $    -0-
          during the fiscal year pursuant to              ---------------
          section 24(f):

     (ii) Aggregate price of securities redeemed or  $  4,905,844
          repurchased during the fiscal year:         ---------------

    (iii) Aggregate price of securities redeemed or  $  11,924,627
          repurchased during any PRIOR fiscal year    ---------------
          ending no earlier than October 11, 1995
          that were not previously used to reduce
          registration fees payable to the
          Commission:

     (iv) Total available redemption credits [add        -$ 16,830,471
          Items 5(ii) and 5(iii):                          --------------

      (v) Net Sales - if Item 5(I) is greater than        $     -0-
          Item 5(iv) [subtract Item 5(iv) from Item       ---------------
          5(i)]:


     (vi) Redemption credits available for use in    $(16,830,471)
          future years -- if Item 5(i) is less than   ---------------
          Item 5(iv) [subtract Item 5(iv) from Item
          5(I)]:

    (vii) Multiplier for determining registration        x   .000278
          fee (See Instruction C.9):                       --------------

   (viii) Registration fee due (multiply Item 5(v)       =$    -0-
          by Item 5(vii) (enter "0" if no fee is           ==============
          due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 782,752. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:
     841,715.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                          +$    N/A
                                                              -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                          =$     -0-
                                                              =============

North Carolina Series - Class B
5.   Calculation of registration fee:

      (I) Aggregate sale price of securities sold        $7,364,147
          during the fiscal year pursuant to              ---------------
          section 24(f):

     (ii) Aggregate price of securities redeemed or  $13,287,728
          repurchased during the fiscal year:         ---------------

    (iii) Aggregate price of securities redeemed or  $ 1,252,994
          repurchased during any PRIOR fiscal year    ---------------
          ending no earlier than October 11, 1995
          that were not previously used to reduce
          registration fees payable to the
          Commission:

     (iv) Total available redemption credits [add        -$14,540,722
          Items 5(ii) and 5(iii):                          --------------

      (v) Net Sales - if Item 5(I) is greater than        $    -0-
          Item 5(iv) [subtract Item 5(iv) from Item       ---------------
          5(i)]:


     (vi) Redemption credits available for use in    $(7,176,575)
          future years -- if Item 5(i) is less than   ---------------
          Item 5(iv) [subtract Item 5(iv) from Item
          5(I)]:

    (vii) Multiplier for determining registration        x   .000278
          fee (See Instruction C.9):                       --------------

   (viii) Registration fee due (multiply Item 5(v)       =$    -0-
          by Item 5(vii) (enter "0" if no fee is           ==============
          due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.




7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                          +$    N/A
                                                              -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                          =$     -0-
                                                              =============

North Carolina Series - Class C
5.   Calculation of registration fee:

      (I) Aggregate sale price of securities sold        $417,772
          during the fiscal year pursuant to              ---------------
          section 24(f):

     (ii) Aggregate price of securities redeemed or  $ 25,569
          repurchased during the fiscal year:         ---------------

    (iii) Aggregate price of securities redeemed or  $   -0-
          repurchased during any PRIOR fiscal year    ---------------
          ending no earlier than October 11, 1995
          that were not previously used to reduce
          registration fees payable to the
          Commission:

     (iv) Total available redemption credits [add        -$ 25,569
          Items 5(ii) and 5(iii):                          --------------

      (v) Net Sales - if Item 5(I) is greater than        $392,203
          Item 5(iv) [subtract Item 5(iv) from Item       ---------------
          5(i)]:


     (vi) Redemption credits available for use in    $( -0- )
          future years -- if Item 5(i) is less than   ---------------
          Item 5(iv) [subtract Item 5(iv) from Item
          5(I)]:

    (vii) Multiplier for determining registration        x   .000278
          fee (See Instruction C.9):                       --------------

   (viii) Registration fee due (multiply Item 5(v)       =$ 109.03
          by Item 5(vii) (enter "0" if no fee is           ==============
          due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                          +$    N/A
                                                              -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                          =$    109.03
                                                              =============


Ohio Series - Class A
5.   Calculation of registration fee:

      (I) Aggregate sale price of securities sold        $1,974,177
          during the fiscal year pursuant to              ---------------
          section 24(f):

     (ii) Aggregate price of securities redeemed or  $26,701,239
          repurchased during the fiscal year:         ---------------

    (iii) Aggregate price of securities redeemed or  $45,548,812
          repurchased during any PRIOR fiscal year    ---------------
          ending no earlier than October 11, 1995
          that were not previously used to reduce
          registration fees payable to the
          Commission:

     (iv) Total available redemption credits [add        -$72,250,051
          Items 5(ii) and 5(iii):                          --------------

      (v) Net Sales - if Item 5(I) is greater than        $    -0-
          Item 5(iv) [subtract Item 5(iv) from Item       ---------------
          5(i)]:


     (vi) Redemption credits available for use in    $(70,275,874)
          future years -- if Item 5(i) is less than   ---------------
          Item 5(iv) [subtract Item 5(iv) from Item
          5(I)]:

    (vii) Multiplier for determining registration        x   .000278
          fee (See Instruction C.9):                       --------------

   (viii) Registration fee due (multiply Item 5(v)       =$    -0-
          by Item 5(vii) (enter "0" if no fee is           ==============
          due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 1,960,300. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:
     -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                          +$    N/A
                                                              -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                          =$     -0-
                                                              =============

Ohio Series - Class B
5.   Calculation of registration fee:

      (I) Aggregate sale price of securities sold        $14,961,854
          during the fiscal year pursuant to              ---------------
          section 24(f):

     (ii) Aggregate price of securities redeemed or  $10,126,784
          repurchased during the fiscal year:         ---------------

    (iii) Aggregate price of securities redeemed or  $   -0-
          repurchased during any PRIOR fiscal year    ---------------
          ending no earlier than October 11, 1995
          that were not previously used to reduce
          registration fees payable to the
          Commission:

     (iv) Total available redemption credits [add        -$10,126,784
          Items 5(ii) and 5(iii):                          --------------

      (v) Net Sales - if Item 5(I) is greater than        $  4,835,070
          Item 5(iv) [subtract Item 5(iv) from Item       ---------------
          5(i)]:


     (vi) Redemption credits available for use in    $(-0-)
          future years -- if Item 5(i) is less than   ---------------
          Item 5(iv) [subtract Item 5(iv) from Item
          5(I)]:

    (vii) Multiplier for determining registration        x   .000278
          fee (See Instruction C.9):                       --------------

   (viii) Registration fee due (multiply Item 5(v)       =$1,344.15
          by Item 5(vii) (enter "0" if no fee is           ==============
          due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                          +$    N/A
                                                              -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                          =$  1,344.15
                                                              =============
Ohio Series - Class C
5.   Calculation of registration fee:

      (I) Aggregate sale price of securities sold        $1,347,308
          during the fiscal year pursuant to              ---------------
          section 24(f):


     (ii) Aggregate price of securities redeemed or  $115,318
          repurchased during the fiscal year:         ---------------

    (iii) Aggregate price of securities redeemed or  $122,327
          repurchased during any PRIOR fiscal year    ---------------
          ending no earlier than October 11, 1995
          that were not previously used to reduce
          registration fees payable to the
          Commission:

     (iv) Total available redemption credits [add        -$237,645
          Items 5(ii) and 5(iii):                          --------------

      (v) Net Sales - if Item 5(I) is greater than        $1,109,663
          Item 5(iv) [subtract Item 5(iv) from Item       ---------------
          5(i)]:


     (vi) Redemption credits available for use in    $(-0-)
          future years -- if Item 5(i) is less than   ---------------
          Item 5(iv) [subtract Item 5(iv) from Item
          5(I)]:

    (vii) Multiplier for determining registration        x   .000278
          fee (See Instruction C.9):                       --------------

   (viii) Registration fee due (multiply Item 5(v)       =$ 308.49
          by Item 5(vii) (enter "0" if no fee is           ==============
          due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                          +$    N/A
                                                              -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                          =$   308.49
                                                              =============
Pennsylvania Series - Class A
5.   Calculation of registration fee:

      (I) Aggregate sale price of securities sold        $6,663,306
          during the fiscal year pursuant to              ---------------
          section 24(f):

     (ii) Aggregate price of securities redeemed or  $21,037,691
          repurchased during the fiscal year:         ---------------

    (iii) Aggregate price of securities redeemed or  $40,785,814
          repurchased during any PRIOR fiscal year    ---------------
          ending no earlier than October 11, 1995
          that were not previously used to reduce
          registration fees payable to the
          Commission:

     (iv) Total available redemption credits [add        -$61,823,505
          Items 5(ii) and 5(iii):                          --------------

      (v) Net Sales - if Item 5(I) is greater than        $   -0-
          Item 5(iv) [subtract Item 5(iv) from Item       ---------------
          5(i)]:


     (vi) Redemption credits available for use in    $(55,160,199)
          future years -- if Item 5(i) is less than   ---------------
          Item 5(iv) [subtract Item 5(iv) from Item
          5(I)]:

    (vii) Multiplier for determining registration        x   .000278
          fee (See Instruction C.9):                       --------------

   (viii) Registration fee due (multiply Item 5(v)       =$    -0-
          by Item 5(vii) (enter "0" if no fee is           ==============
          due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 923,141. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:
     -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                          +$    N/A
                                                              -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                          =$     -0-
                                                              =============
Pennsylvania Series - Class B
5.   Calculation of registration fee:

      (I) Aggregate sale price of securities sold        $12,276,328
          during the fiscal year pursuant to              ---------------
          section 24(f):

     (ii) Aggregate price of securities redeemed or  $17,742,150
          repurchased during the fiscal year:         ---------------

    (iii) Aggregate price of securities redeemed or  $  -0-
          repurchased during any PRIOR fiscal year    ---------------
          ending no earlier than October 11, 1995
          that were not previously used to reduce
          registration fees payable to the
          Commission:

     (iv) Total available redemption credits [add        -$17,742,150
          Items 5(ii) and 5(iii):                          --------------

      (v) Net Sales - if Item 5(I) is greater than        $   -0-
          Item 5(iv) [subtract Item 5(iv) from Item       ---------------
          5(i)]:


     (vi) Redemption credits available for use in    $(5,465,822)
          future years -- if Item 5(i) is less than   ---------------
          Item 5(iv) [subtract Item 5(iv) from Item
          5(I)]:

    (vii) Multiplier for determining registration        x   .000278
          fee (See Instruction C.9):                       --------------

   (viii) Registration fee due (multiply Item 5(v)       =$  -0-
          by Item 5(vii) (enter "0" if no fee is           ==============
          due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                          +$    N/A
                                                              -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                          =$    -0-
                                                              =============
Pennsylvania Series - Class C
5.   Calculation of registration fee:

      (I) Aggregate sale price of securities sold        $901,434
          during the fiscal year pursuant to              ---------------
          section 24(f):

     (ii) Aggregate price of securities redeemed or  $460,642
          repurchased during the fiscal year:         ---------------

    (iii) Aggregate price of securities redeemed or  $    -0-
          repurchased during any PRIOR fiscal year    ---------------
          ending no earlier than October 11, 1995
          that were not previously used to reduce
          registration fees payable to the
          Commission:

     (iv) Total available redemption credits [add        -$460,642
          Items 5(ii) and 5(iii):                          --------------

      (v) Net Sales - if Item 5(I) is greater than        $440,792
          Item 5(iv) [subtract Item 5(iv) from Item       ---------------
          5(i)]:


     (vi) Redemption credits available for use in    $(-0-)
          future years -- if Item 5(i) is less than   ---------------
          Item 5(iv) [subtract Item 5(iv) from Item
          5(I)]:

    (vii) Multiplier for determining registration        x   .000278
          fee (See Instruction C.9):                       --------------

   (viii) Registration fee due (multiply Item 5(v)       =$122.54
          by Item 5(vii) (enter "0" if no fee is           ==============
          due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                          +$    N/A
                                                              -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                          =$   122.54
                                                              =============
Texas Series - Class A
5.   Calculation of registration fee:

      (I) Aggregate sale price of securities sold        $    -0-
          during the fiscal year pursuant to              ---------------
          section 24(f):

     (ii) Aggregate price of securities redeemed or  $7,312,717
          repurchased during the fiscal year:         ---------------

    (iii) Aggregate price of securities redeemed or  $9,614,645
          repurchased during any PRIOR fiscal year    ---------------
          ending no earlier than October 11, 1995
          that were not previously used to reduce
          registration fees payable to the
          Commission:

     (iv) Total available redemption credits [add        -$16,927,362
          Items 5(ii) and 5(iii):                          --------------

      (v) Net Sales - if Item 5(I) is greater than        $    -0-
          Item 5(iv) [subtract Item 5(iv) from Item       ---------------
          5(i)]:


     (vi) Redemption credits available for use in    $(16,927,362)
          future years -- if Item 5(i) is less than   ---------------
          Item 5(iv) [subtract Item 5(iv) from Item
          5(I)]:

    (vii) Multiplier for determining registration        x   .000278
          fee (See Instruction C.9):                       --------------

   (viii) Registration fee due (multiply Item 5(v)       =$    -0-
          by Item 5(vii) (enter "0" if no fee is           ==============
          due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 411,360. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:
     235,613.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                          +$    N/A
                                                              -------------


8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                            =$    -0-
                                                              =============

Texas Series - Class B
5.   Calculation of registration fee:

      (I) Aggregate sale price of securities sold        $4,006,083
          during the fiscal year pursuant to              ---------------
          section 24(f):

     (ii) Aggregate price of securities redeemed or  $7,146,330
          repurchased during the fiscal year:         ---------------

    (iii) Aggregate price of securities redeemed or  $   -0-
          repurchased during any PRIOR fiscal year    ---------------
          ending no earlier than October 11, 1995
          that were not previously used to reduce
          registration fees payable to the
          Commission:

     (iv) Total available redemption credits [add        -$7,146,330
          Items 5(ii) and 5(iii):                          --------------

      (v) Net Sales - if Item 5(I) is greater than        $    -0-
          Item 5(iv) [subtract Item 5(iv) from Item       ---------------
          5(i)]:


     (vi) Redemption credits available for use in    $(3,140,247)
          future years -- if Item 5(i) is less than   ---------------
          Item 5(iv) [subtract Item 5(iv) from Item
          5(I)]:

    (vii) Multiplier for determining registration        x   .000278
          fee (See Instruction C.9):                       --------------

   (viii) Registration fee due (multiply Item 5(v)       =$    -0-
          by Item 5(vii) (enter "0" if no fee is           ==============
          due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                          +$    N/A
                                                              -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                          =$      -0-
                                                              =============
Texas Series - Class C
5.   Calculation of registration fee:

      (I) Aggregate sale price of securities sold        $483,053
          during the fiscal year pursuant to              ---------------
          section 24(f):

     (ii) Aggregate price of securities redeemed or  $115,404
          repurchased during the fiscal year:         ---------------

    (iii) Aggregate price of securities redeemed or  $    -0-
          repurchased during any PRIOR fiscal year    ---------------
          ending no earlier than October 11, 1995
          that were not previously used to reduce
          registration fees payable to the
          Commission:

     (iv) Total available redemption credits [add        -$  115,404
          Items 5(ii) and 5(iii):                          --------------

      (v) Net Sales - if Item 5(I) is greater than        $  367,649
          Item 5(iv) [subtract Item 5(iv) from Item       ---------------
          5(i)]:


     (vi) Redemption credits available for use in    $(-0-)
          future years -- if Item 5(i) is less than   ---------------
          Item 5(iv) [subtract Item 5(iv) from Item
          5(I)]:

    (vii) Multiplier for determining registration        x   .000278
          fee (See Instruction C.9):                       --------------

   (viii) Registration fee due (multiply Item 5(v)       =$  102.21
          by Item 5(vii) (enter "0" if no fee is           ==============
          due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.




7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                          +$    N/A
                                                              -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                          =$   102.21
                                                              =============

Virginia Series - Class A
5.   Calculation of registration fee:

      (I) Aggregate sale price of securities sold        $14,077,753
          during the fiscal year pursuant to              ---------------
          section 24(f):

     (ii) Aggregate price of securities redeemed or  $  7,521,105
          repurchased during the fiscal year:         ---------------

    (iii) Aggregate price of securities redeemed or  $  7,658,472
          repurchased during any PRIOR fiscal year    ---------------
          ending no earlier than October 11, 1995
          that were not previously used to reduce
          registration fees payable to the
          Commission:

     (iv) Total available redemption credits [add        -$ 15,179,577
          Items 5(ii) and 5(iii):                          --------------

      (v) Net Sales - if Item 5(I) is greater than        $   -0-
          Item 5(iv) [subtract Item 5(iv) from Item       ---------------
          5(i)]:


     (vi) Redemption credits available for use in    $(1,101,824)
          future years -- if Item 5(i) is less than   ---------------
          Item 5(iv) [subtract Item 5(iv) from Item
          5(I)]:

    (vii) Multiplier for determining registration        x   .000278
          fee (See Instruction C.9):                       --------------

   (viii) Registration fee due (multiply Item 5(v)       =$    -0-
          by Item 5(vii) (enter "0" if no fee is           ==============
          due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 23,845. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                          +$    N/A
                                                              -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                          =$     -0-
                                                              =============
Virginia Series - Class B
5.   Calculation of registration fee:

      (I) Aggregate sale price of securities sold        $5,914,070
          during the fiscal year pursuant to              ---------------
          section 24(f):

     (ii) Aggregate price of securities redeemed or  $10,983,245
          repurchased during the fiscal year:         ---------------

    (iii) Aggregate price of securities redeemed or  $    -0-
          repurchased during any PRIOR fiscal year    ---------------
          ending no earlier than October 11, 1995
          that were not previously used to reduce
          registration fees payable to the
          Commission:

     (iv) Total available redemption credits [add        -$10,983,245
          Items 5(ii) and 5(iii):                          --------------

      (v) Net Sales - if Item 5(I) is greater than        $    -0-
          Item 5(iv) [subtract Item 5(iv) from Item       ---------------
          5(i)]:


     (vi) Redemption credits available for use in    $(5,069,175)
          future years -- if Item 5(i) is less than   ---------------
          Item 5(iv) [subtract Item 5(iv) from Item
          5(I)]:

    (vii) Multiplier for determining registration        x   .000278
          fee (See Instruction C.9):                       --------------

   (viii) Registration fee due (multiply Item 5(v)       =$    -0-
          by Item 5(vii) (enter "0" if no fee is           ==============
          due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                          +$    N/A
                                                              -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                          =$     -0-
                                                              =============



Virginia Series - Class C
5.   Calculation of registration fee:

      (I) Aggregate sale price of securities sold        $1,541,831
          during the fiscal year pursuant to              ---------------
          section 24(f):

     (ii) Aggregate price of securities redeemed or  $   326,419
          repurchased during the fiscal year:         ---------------

    (iii) Aggregate price of securities redeemed or  $     -0-
          repurchased during any PRIOR fiscal year    ---------------
          ending no earlier than October 11, 1995
          that were not previously used to reduce
          registration fees payable to the
          Commission:

     (iv) Total available redemption credits [add        -$  326,419
          Items 5(ii) and 5(iii):                          --------------

      (v) Net Sales - if Item 5(I) is greater than        $1,215,412
          Item 5(iv) [subtract Item 5(iv) from Item       ---------------
          5(i)]:


     (vi) Redemption credits available for use in    $(-0-)
          future years -- if Item 5(i) is less than   ---------------
          Item 5(iv) [subtract Item 5(iv) from Item
          5(I)]:

    (vii) Multiplier for determining registration        x   .000278
          fee (See Instruction C.9):                       --------------

   (viii) Registration fee due (multiply Item 5(v)       =$ 337.88
          by Item 5(vii) (enter "0" if no fee is           ==============
          due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                          +$    N/A
                                                              -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                          =$   337.88
                                                              =============

TOTAL FOR ALL:                                              =$  7,887.65
                                                              =============

9. Date the registration fee and interest payment was sent to the Commission's lockbox depository:




               Method of Delivery:


                    [  X  ]  Wire Transfer
                    [     ]  Mail or other means



                                SIGNATURES


     This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.



     By (Signature and Title)*

                              /s/Elba Vasquez, Vice President


     Date:

* Please print the name and title of the signing officer below the signature.